Inventories - Disclosure of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Raw materials	$ 37,628	$ 50,038
Semi-Finished goods	2,823	5,309
Merchandise	32,686	39,117
Inventories	$ 73,137	$ 94,464